GuideMark Small/Mid Cap Core Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Aerospace & Defense - 1.2%
AAR Corp.(a)	963	$70,010
AeroVironment, Inc.(a)	173	31,514
Axon Enterprise, Inc.(a)	824	242,454
BWX Technologies, Inc.	453	43,035
Curtiss-Wright Corp.	526	142,535
Ducommun, Inc.(a)	684	39,713
Hexcel Corp.	647	40,405
Huntington Ingalls Industries, Inc.	485	119,470
Kratos Defense & Security Solutions, Inc.(a)(b)	1,025	20,510
Moog, Inc. - Class A	426	71,270
Textron, Inc.	2,566	220,317
V2X, Inc.(a)	1,164	55,825
Woodward Governor Co.	271	47,257
		1,144,315

Air Freight & Logistics - 0.2%
Forward Air Corp.	636	12,109
GXO Logistics, Inc.(a)	991	50,046
Hub Group, Inc. - Class A	1,700	73,185
Radiant Logistics, Inc.(a)	8,035	45,719
		181,059

Automobile Components - 0.8%
Adient PLC(a)	1,357	33,531
American Axle & Manufacturing Holdings, Inc.(a)	3,589	25,087
BorgWarner, Inc.	2,580	83,179
Dorman Products, Inc.(a)	282	25,797
Fox Factory Holding Corp.(a)	381	18,360
Gentex Corp.	2,920	98,433
Goodyear Tire & Rubber Co.(a)	3,473	39,419
LCI Industries	424	43,833
Lear Corp.	513	58,590
Modine Manufacturing Co.(a)(b)	1,213	121,531
Patrick Industries, Inc.	614	66,650
Phinia, Inc.	571	22,475
Standard Motor Products, Inc.	894	24,791
Visteon Corp.(a)	147	15,685
XPEL, Inc.(a)	1,020	36,271
		713,632

Automobiles - 0.2%
Harley-Davidson, Inc.(b)	1,411	47,325
Thor Industries, Inc.(b)	722	67,471
Winnebago Industries, Inc.(b)	674	36,531
		151,327

Banks - 4.6%
Amerant Bancorp, Inc.	624	14,165
Ameris Bancorp	936	47,128
Associated Banc-Corp.	1,965	41,560
Atlantic Union Bankshares Corp.	478	15,702
Axos Financial, Inc.(a)	898	51,321
BancFirst Corp.	195	17,101
Bancorp, Inc.(a)	1,688	63,739
Bank of Hawaii Corp.	590	33,754
Bank of NT Butterfield & Son Ltd.	1,000	35,120
Bank OZK(b)	1,563	64,083
Bank7 Corp.	832	26,042
BankUnited, Inc.	986	28,860
Berkshire Hills Bancorp, Inc.	840	19,152
BOK Financial Corp.	201	18,420
Bridgewater Bancshares, Inc.(a)	1,227	14,245
Burke & Herbert Financial Services Corp.	194	9,890
Cadence Bank	1,596	45,135
Camden National Corp.	481	15,873
Capital Bancorp, Inc.	1,195	24,497
Cathay General Bancorp	1,052	39,681
Central Pacific Financial Corp.	815	17,278
City Holding Co.	340	36,125
Civista Bancshares, Inc.	933	14,452
CNB Financial Corp.	890	18,165
Coastal Financial Corp.(a)	274	12,642
Columbia Banking System, Inc.	2,289	45,528
Comerica, Inc.(b)	2,369	120,914
Commerce Bancshares, Inc.	1,161	64,761
Community Financial System, Inc.(b)	304	14,352
ConnectOne Bancorp, Inc.	1,094	20,666
Cullen Frost Bankers, Inc.	229	23,273
Customers Bancorp, Inc.(a)	1,692	81,182
CVB Financial Corp.	752	12,964
Dime Community Bancshares, Inc.	988	20,155
Eagle Bancorp, Inc.	579	10,943
East West Bancorp, Inc.	2,505	183,441
Enterprise Bancorp, Inc.	417	10,375
Enterprise Financial Services Corp.	442	18,082
Esquire Financial Holdings, Inc.	421	20,040
Financial Institutions, Inc.	926	17,890
First BanCorp	5,140	94,011
First Bank	1,600	20,384
First Citizens BancShares, Inc. - Class A	189	318,202
First Commonwealth Financial Corp.	1,630	22,510
First Community Bankshares, Inc.	676	24,904
First Financial Bancorp	1,047	23,264
First Financial Bankshares, Inc.	1,365	40,308
First Financial Corp.	560	20,653
First Hawaiian, Inc.	706	14,657
First Horizon Corp.	7,152	112,787
Flushing Financial Corp.	1,039	13,663
FNB Corp.(b)	3,359	45,951
Fulton Financial Corp.(b)	1,737	29,494
German American Bancorp, Inc.	571	20,185
Glacier Bancorp, Inc.	262	9,778
Hancock Whitney Corp.	1,098	52,517
Hanmi Financial Corp.	1,598	26,719
HBT Financial, Inc.	523	10,680
Heartland Financial U.S.A., Inc.	682	30,315
Hilltop Holdings, Inc.	330	10,322
Home Bancorp, Inc.	615	24,606
Home BancShares, Inc.	407	9,752
HomeTrust Bancshares, Inc.	397	11,922
Hope Bancorp, Inc.	2,152	23,112
Independent Bank Corp.	1,337	36,099
Independent Bank Corp.	231	11,716
International Bancshares Corp.	668	38,216
Lakeland Financial Corp.	416	25,592
Live Oak Bancshares, Inc.	592	20,756
Mercantile Bank Corp.	1,080	43,816
Metrocity Bankshares, Inc.	1,049	27,694
Metropolitan Bank Holding Corp.(a)	348	14,647
Mid Penn Bancorp, Inc.	822	18,043
Midland States Bancorp, Inc.	913	20,679
MidWestOne Financial Group, Inc.	488	10,975
Oak Valley Bancorp	1,158	28,915
OFG Bancorp	1,437	53,816
Old National Bancorp	2,825	48,562
Old Second Bancorp, Inc.	1,813	26,851
Origin Bancorp, Inc.	432	13,703
Orrstown Financial Services, Inc.	709	19,398
Pacific Premier Bancorp, Inc.	614	14,104
Park National Corp.	154	21,920
Pathward Financial, Inc.	648	36,657
Peapack-Gladstone Financial Corp.	671	15,198
Pinnacle Financial Partners, Inc.	874	69,955
Plumas Bancorp	546	19,645
Popular, Inc.	1,070	94,620
Preferred Bank	551	41,595
Premier Financial Corp.	738	15,099
Prosperity Bancshares, Inc.	284	17,364
Provident Financial Services, Inc.	674	9,672
QCR Holdings, Inc.	586	35,160
RBB Bancorp	1,313	24,698
Republic Bancorp, Inc. - Class A	435	23,320
S&T Bancorp, Inc.(b)	548	18,298
Sandy Spring Bancorp, Inc.(b)	695	16,930
ServisFirst Bancshares, Inc.(b)	985	62,242
Simmons First National Corp. - Class A	1,182	20,780
South Plains Financial, Inc.	1,398	37,746
Southern Missouri Bancorp, Inc.	411	18,499
Southside Bancshares, Inc.	547	15,103
SouthState Corp.	802	61,289
Stock Yards Bancorp, Inc.(b)	322	15,994
Synovus Financial Corp.(b)	2,108	84,721
Texas Capital Bancshares, Inc.(a)	338	20,665
Triumph Financial, Inc.(a)	340	27,795
Trustmark Corp.	507	15,230
UMB Financial Corp.	669	55,808
United Bankshares, Inc.	605	19,626
Univest Financial Corp.	643	14,680
Valley National Bancorp	3,943	27,522
Veritex Holdings, Inc.	909	19,171
WaFd, Inc.	595	17,005
Washington Trust Bancorp, Inc.	527	14,445
Webster Financial Corp.	1,620	70,616
WesBanco, Inc.	600	16,746
Westamerica BanCorp	679	32,952
Western Alliance Bancorp	1,946	122,248
Wintrust Financial Corp.	851	83,875
WSFS Financial Corp.	448	21,056
Zions Bancorp NA	2,598	112,675
		4,341,594

Beverages - 0.6%
Boston Beer Co., Inc. - Class A(a)	171	52,164
Celsius Holdings, Inc.(a)	2,070	118,176
Coca-Cola Consolidated, Inc.	184	199,640
National Beverage Corp.	1,321	67,688
Primo Water Corp.	3,800	83,068
		520,736

Biotechnology - 2.6%
ACADIA Pharmaceuticals, Inc.(a)	3,712	60,320
Aduro Biotech, Inc.(a)(c)	1,181	0
Alkermes PLC(a)(b)	4,144	99,870
Amicus Therapeutics, Inc.(a)	1,560	15,475
Anika Therapeutics, Inc.(a)	1,594	40,376
Arcturus Therapeutics Holdings, Inc.(a)	570	13,879
Avita Medical, Inc.(a)	1,680	13,306
Biohaven Ltd.(a)(b)	532	18,466
Blueprint Medicines Corp.(a)(b)	237	25,544
Bridgebio Pharma, Inc.(a)	541	13,704
CareDx, Inc.(a)	4,991	77,510
Catalyst Pharmaceuticals, Inc.(a)	10,217	158,261
Dynavax Technologies Corp.(a)(b)	2,049	23,010
Eagle Pharmaceuticals, Inc.(a)	8,896	49,818
Emergent BioSolutions, Inc.(a)	8,131	55,453
Entrada Therapeutics, Inc.(a)	2,206	31,435
Exact Sciences Corp.(a)	1,576	66,586
Exelixis, Inc.(a)	8,793	197,579
Fennec Pharmaceuticals, Inc.(a)	3,124	19,088
Halozyme Therapeutics, Inc.(a)	756	39,584
Insmed, Inc.(a)(b)	724	48,508
Ionis Pharmaceuticals, Inc.(a)	234	11,152
Ironwood Pharmaceuticals, Inc.(a)	8,366	54,546
Karyopharm Therapeutics, Inc.(a)	29,892	25,934
Kiniksa Pharmaceuticals Ltd.(a)	1,118	20,873
Krystal Biotech, Inc.(a)(b)	167	30,668
MacroGenics, Inc.(a)	2,936	12,478
MiMedx Group, Inc.(a)	12,644	87,623
Myriad Genetics, Inc.(a)	1,419	34,709
Natera, Inc.(a)	588	63,675
Neurocrine Biosciences, Inc.(a)	713	98,159
Organogenesis Holdings, Inc.(a)	35,513	99,436
Protagonist Therapeutics, Inc.(a)	318	11,019
Protalix BioTherapeutics, Inc.(a)	16,809	19,667
PTC Therapeutics, Inc.(a)	1,676	51,252
Radius Health, Inc. CVR (a)(c)	6,802	544
Roivant Sciences Ltd.(a)(b)	2,110	22,303
Sarepta Therapeutics, Inc.(a)	508	80,264
TG Therapeutics, Inc.(a)(b)	1,271	22,611
United Therapeutics Corp.(a)	891	283,828
UroGen Pharma Ltd.(a)(b)	1,931	32,402
Vanda Pharmaceuticals, Inc.(a)	9,040	51,076
Vaxcyte, Inc.(a)	588	44,400
Vericel Corp.(a)	2,457	112,727
Viking Therapeutics, Inc.(a)(b)	864	45,801
Voyager Therapeutics, Inc.(a)	3,338	26,404
Y-mAbs Therapeutics, Inc.(a)	4,799	57,972
		2,469,295

Broadline Retail - 0.6%
Big Lots, Inc.(a)(b)	4,467	7,728
Dillard's, Inc. - Class A(b)	390	171,752
Kohl's Corp.(b)	3,351	77,040
Macy's, Inc.	8,172	156,902
Nordstrom, Inc.	3,259	69,156
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	645	63,320
Savers Value Village, Inc.(a)	1,251	15,312
		561,210

Building Products - 3.4%
A O Smith Corp.	2,043	167,077
AAON, Inc.(b)	907	79,127
Advanced Drainage Systems, Inc.	1,137	182,363
Allegion PLC	1,101	130,083
American Woodmark Corp.(a)	936	73,570
Apogee Enterprises, Inc.	1,381	86,775
Armstrong World Industries, Inc.	216	24,460
AZEK Co., Inc.(a)	686	28,901
AZZ, Inc.	873	67,439
Builders FirstSource, Inc.(a)	2,836	392,531
Carlisle Cos., Inc.	715	289,725
CSW Industrials, Inc.	224	59,429
Fortune Brands Innovations, Inc.	2,177	141,374
Gibraltar Industries, Inc.(a)	867	59,433
Griffon Corp.	1,583	101,090
Hayward Holdings, Inc.(a)	1,750	21,525
Insteel Industries, Inc.	1,371	42,446
Janus International Group, Inc.(a)(b)	2,042	25,791
JELD-WEN Holding, Inc.(a)	2,275	30,644
Lennox International, Inc.(b)	473	253,046
Masterbrand, Inc.(a)	2,034	29,859
Owens Corning, Inc.	1,547	268,745
Quanex Building Products Corp.(b)	2,745	75,899
Resideo Technologies, Inc.(a)	2,869	56,118
Simpson Manufacturing Co., Inc.	865	145,778
Trex Co., Inc.(a)	1,851	137,196
UFP Industries, Inc.	1,978	221,536
Zurn Elkay Water Solutions Corp.	689	20,257
		3,212,217

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	895	139,826
Artisan Partners Asset Management, Inc. - Class A	1,629	67,229
Brightsphere Investment Group, Inc.	413	9,156
Carlyle Group, Inc.	1,785	71,668
Cboe Global Markets, Inc.	1,219	207,303
Cohen & Steers, Inc.	1,025	74,374
Diamond Hill Investment Group, Inc.	334	47,010
Donnelley Financial Solutions, Inc.(a)	1,821	108,568
Evercore, Inc. - Class A	866	180,500
FactSet Research Systems, Inc.	521	212,709
Hamilton Lane, Inc. - Class A	859	106,155
Houlihan Lokey, Inc.	1,127	151,987
Invesco Ltd.	3,468	51,881
Janus Henderson Group PLC	2,781	93,748
Jefferies Financial Group, Inc.	3,578	178,041
MarketAxess Holdings, Inc.	474	95,051
Moelis & Co. - Class A	861	48,956
Morningstar, Inc.	113	33,431
Piper Sandler Cos.	280	64,448
PJT Partners, Inc. - Class A	1,011	109,097
Robinhood Markets, Inc. - Class A(a)	5,159	117,161
SEI Investments Co.	1,754	113,466
Silvercrest Asset Management Group, Inc. - Class A	1,047	16,323
Stifel Financial Corp.	2,110	177,557
StoneX Group, Inc.(a)	1,242	93,535
TPG, Inc.	926	38,383
Virtu Financial, Inc. - Class A	3,300	74,085
Virtus Investment Partners, Inc.	293	66,174
WisdomTree, Inc.	5,681	56,299
XP, Inc. - Class A	2,169	38,153
		2,842,274

Chemicals - 0.9%
AdvanSix, Inc.	586	13,431
Avient Corp.	389	16,980
Axalta Coating Systems, Ltd.(a)	2,211	75,550
Cabot Corp.	565	51,918
Element Solutions, Inc.	3,196	86,675
H.B. Fuller Co.	580	44,637
Hawkins, Inc.(b)	948	86,268
Huntsman Corp.	751	17,100
Ingevity Corp.(a)	461	20,150
Innospec, Inc.	464	57,346
Koppers Holdings, Inc.	1,084	40,097
Minerals Technologies, Inc.	460	38,254
NewMarket Corp.	81	41,761
Olin Corp.	1,904	89,774
Orion SA	746	16,367
RPM International, Inc.	1,698	182,841
		879,149

Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	835	42,226
ACCO Brands Corp.	4,135	19,434
ACV Auctions, Inc. - Class A(a)	1,161	21,188
BrightView Holdings, Inc.(a)	2,399	31,907
Brink's Co.	720	73,728
Casella Waste Systems, Inc. - Class A(a)	157	15,578
Cimpress PLC(a)	1,217	106,621
Clean Harbors, Inc.(a)	670	151,520
Deluxe Corp.	2,045	45,931
HNI Corp.	2,111	95,037
Interface, Inc.	3,635	53,362
Liquidity Services, Inc.(a)	1,558	31,129
Matthews International Corp. - Class A	1,233	30,887
MillerKnoll, Inc.	2,274	60,238
MSA Safety, Inc.	476	89,340
NL Industries, Inc.	3,927	23,680
Steelcase, Inc. - Class A	2,956	38,310
Stericycle, Inc.(a)	538	31,274
Tetra Tech, Inc.	246	50,302
UniFirst Corp.	213	36,536
Vestis Corp.	1,133	13,857
VSE Corp.(b)	453	39,991
		1,102,076

Communications Equipment - 0.9%
Aviat Networks, Inc.(a)	922	26,452
Calix, Inc.(a)	1,989	70,470
Ciena Corp.(a)	1,529	73,667
Digi International, Inc.(a)	1,468	33,661
Extreme Networks, Inc.(a)	8,801	118,374
F5, Inc.(a)	996	171,541
Harmonic, Inc.(a)	3,420	40,253
Infinera Corp.(a)(b)	4,509	27,460
Juniper Networks, Inc.	5,564	202,864
NETGEAR, Inc.(a)	1,293	19,783
NetScout Systems, Inc.(a)	1,332	24,362
Ribbon Communications, Inc.(a)	14,036	46,179
Viavi Solutions, Inc.(a)	2,605	17,896
		872,962

Construction & Engineering - 2.0%
AECOM	1,506	132,739
API Group Corp.(a)	3,348	125,985
Arcosa, Inc.	862	71,899
Bowman Consulting Group Ltd.(a)	1,209	38,434
Comfort Systems USA, Inc.	593	180,343
Concrete Pumping Holdings, Inc.(a)	2,539	15,259
Dycom Industries, Inc.(a)	210	35,440
EMCOR Group, Inc.	955	348,651
Fluor Corp.(a)	1,310	57,050
Granite Construction, Inc.(b)	475	29,436
IES Holdings, Inc.(a)(b)	1,212	168,868
MasTec, Inc.(a)(b)	722	77,247
MYR Group, Inc.(a)	262	35,556
Northwest Pipe Co.(a)	1,083	36,790
Primoris Services Corp.(b)	1,601	79,874
Sterling Infrastructure, Inc.(a)	1,158	137,038
Tutor Perini Corp.(a)	6,964	151,676
Valmont Industries, Inc.	379	104,017
WillScot Mobile Mini Holdings Corp.(a)(b)	1,689	63,574
		1,889,876

Construction Materials - 0.3%
Eagle Materials, Inc.	526	114,384
Knife River Corp.(a)	461	32,335
Summit Materials, Inc. - Class A(a)	1,631	59,711
United States Lime & Minerals, Inc.	135	49,164
		255,594

Consumer Finance - 1.3%
Ally Financial, Inc.	2,778	110,203
Atlanticus Holdings Corp.(a)	2,036	57,374
Bread Financial Holdings, Inc.	1,847	82,302
Consumer Portfolio Services, Inc.(a)	3,704	36,299
Credit Acceptance Corp.(a)	185	95,216
Enova International, Inc.(a)	2,599	161,788
FirstCash Holdings, Inc.	501	52,545
LendingClub Corp.(a)	3,767	31,869
Navient Corp.(b)	5,319	77,445
Nelnet, Inc. - Class A	475	47,909
OneMain Holdings, Inc.	3,056	148,185
OppFi, Inc.	12,418	42,097
PROG Holdings, Inc.(b)	2,126	73,730
Regional Management Corp.	1,540	44,260
SLM Corp.	6,455	134,199
SoFi Technologies, Inc.(a)(b)	5,782	38,219
Upstart Holdings, Inc.(a)	454	10,710
		1,244,350

Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos., Inc. - Class A	5,285	104,379
Andersons, Inc.	1,011	50,146
BJ's Wholesale Club Holdings, Inc.(a)	2,977	261,500
Casey's General Stores, Inc.	826	315,169
Chefs' Warehouse, Inc.(a)	1,091	42,669
Grocery Outlet Holding Corp.(a)(b)	1,608	35,569
HF Foods Group, Inc.(a)	4,122	12,366
Ingles Markets, Inc. - Class A	1,257	86,243
Maplebear, Inc.(a)	828	26,612
Natural Grocers by Vitamin Cottage, Inc.	3,381	71,677
Performance Food Group Co.(a)	3,422	226,228
PriceSmart, Inc.	396	32,155
SpartanNash Co.	3,427	64,290
Sprouts Farmers Market, Inc.(a)	3,193	267,126
United Natural Foods, Inc.(a)	3,654	47,867
US Foods Holding Corp.(a)	4,393	232,741
Village Super Market, Inc. - Class A	2,516	66,448
Weis Markets, Inc.(b)	1,221	76,642
		2,019,827

Containers & Packaging - 1.1%
AptarGroup, Inc.	456	64,209
Ardagh Group SA(a)(c)	1,281	0
Avery Dennison Corp.	1,106	241,827
Berry Global Group, Inc.	1,520	89,452
Crown Holdings, Inc.	428	31,839
Graphic Packaging Holding Co.(b)	3,057	80,124
Greif, Inc. - Class A(b)	696	39,999
Greif, Inc. - Class B	436	27,246
Myers Industries, Inc.	2,215	29,637
O-I Glass, Inc.(a)	3,037	33,802
Packaging Corp. of America	1,112	203,007
Sonoco Products Co.	706	35,808
TriMas Corp.	489	12,499
WestRock Co.	2,132	107,154
		996,603

Distributors - 0.2%
Pool Corp.(b)	611	187,778
Weyco Group, Inc.	1,087	32,958
		220,736

Diversfied Financial Services - 0.0%(d)
GCI Liberty Inc SR Escrow(a)(c)	593	536

Diversified Consumer Services - 1.3%
ADT, Inc.	6,829	51,900
Adtalem Global Education, Inc.(a)	1,613	110,023
Bright Horizons Family Solutions, Inc.(a)	231	25,428
Duolingo, Inc.(a)(b)	207	43,195
Frontdoor, Inc.(a)	2,598	87,786
Graham Holdings Co. - Class B	112	78,350
Grand Canyon Education, Inc.(a)	840	117,524
H&R Block, Inc.	3,807	206,454
Laureate Education, Inc.(b)	850	12,699
Lincoln Educational Services Corp.(a)	6,026	71,468
Nerdy, Inc.(a)	15,467	25,830
Perdoceo Education Corp.	7,924	169,732
Strategic Education, Inc.	342	37,846
Stride, Inc.(a)	2,317	163,348
Udemy, Inc.(a)	3,358	28,980
WW International, Inc.(a)	12,746	14,913
		1,245,476

Diversified Telecommunication Services - 0.3%
Cogent Communications Holdings, Inc.(b)	378	21,334
IDT Corp. - Class B	3,283	117,925
Liberty Latin America Ltd. - Class A(a)	4,323	41,544
Liberty Latin America Ltd. - Class C(a)	2,759	26,542
Ooma, Inc.(a)	4,385	43,543
		250,888

Electric Utilities - 0.3%
ALLETE, Inc.	583	36,350
Genie Energy Ltd. - Class B	2,991	43,728
Hawaiian Electric Industries, Inc.	2,705	24,399
NRG Energy, Inc.	1,295	100,829
Otter Tail Corp.	685	59,999
		265,305

Electrical Equipment - 2.0%
Acuity Brands, Inc.	856	206,673
Allient, Inc.	1,116	28,201
Array Technologies, Inc.(a)	1,857	19,053
Atkore, Inc.(b)	1,142	154,090
Encore Wire Corp.	570	165,203
EnerSys	734	75,984
Enovix Corp.(a)(b)	1,477	22,834
Generac Holdings, Inc.(a)	228	30,146
GrafTech International Ltd.(a)	6,558	6,361
Hubbell, Inc.(b)	685	250,354
LSI Industries, Inc.	4,811	69,615
NEXTracker, Inc. - Class A(a)	487	22,831
nVent Electric PLC	2,018	154,599
Powell Industries, Inc.(b)	637	91,346
Preformed Line Products Co.	838	104,364
Regal Rexnord Corp.(b)	849	114,802
Sensata Technologies Holding PLC	1,250	46,737
Thermon Group Holdings, Inc.(a)	2,001	61,551
Vertiv Holdings Co. - Class A	2,879	249,235
Vicor Corp.(a)	849	28,153
		1,902,132

Electronic Equipment, Instruments & Components - 2.2%
Arlo Technologies, Inc.(a)	3,654	47,648
Arrow Electronics, Inc.(a)	844	101,922
Avnet, Inc.	1,446	74,455
Badger Meter, Inc.	525	97,834
Belden, Inc.	1,016	95,301
Benchmark Electronics, Inc.(b)	1,066	42,064
Cognex Corp.	1,175	54,943
Coherent Corp.(a)	1,435	103,980
Crane NXT Co.(b)	734	45,082
CTS Corp.	176	8,911
ePlus, Inc.(a)	896	66,017
Fabrinet(a)	284	69,520
FARO Technologies, Inc.(a)	694	11,104
Insight Enterprises, Inc.(a)	784	155,514
Iteris, Inc.(a)	4,528	19,606
Itron, Inc.(a)	409	40,475
Jabil, Inc.	1,768	192,341
Knowles Corp.(a)	2,685	46,343
Littelfuse, Inc.	216	55,208
Luna Innovations, Inc.(a)	3,287	10,518
Napco Security Technologies, Inc.(b)	2,553	132,628
Novanta, Inc.(a)	325	53,011
OSI Systems, Inc.(a)	231	31,767
PC Connection, Inc.	1,217	78,131
Plexus Corp.(a)	272	28,065
Sanmina Corp.(a)	883	58,499
ScanSource, Inc.(a)	1,282	56,805
TD SYNNEX Corp.	726	83,780
TTM Technologies, Inc.(a)	2,736	53,161
Vishay Intertechnology, Inc.	627	13,982
Vontier Corp.	2,979	113,798
		2,042,413

Energy Equipment & Services - 1.0%
Archrock, Inc.	2,606	52,693
ChampionX Corp.	2,060	68,413
Helix Energy Solutions Group, Inc.(a)	6,932	82,768
Helmerich & Payne, Inc.(b)	736	26,599
Liberty Energy, Inc.	2,133	44,558
Nabors Industries Ltd.(a)	346	24,621
Newpark Resources, Inc.(a)	7,381	61,336
Noble Corp. PLC(b)	990	44,204
Oceaneering International, Inc.(a)(b)	2,449	57,943
Oil States International, Inc.(a)	4,821	21,405
Patterson-UTI Energy, Inc.	3,092	32,033
ProPetro Holding Corp.(a)	4,112	35,651
RPC, Inc.(b)	3,744	23,400
TechnipFMC PLC	4,094	107,058
TETRA Technologies, Inc.(a)	9,166	31,714
Tidewater, Inc.(a)(b)	440	41,893
US Silica Holdings, Inc.(a)	3,546	54,786
Valaris Ltd.(a)	597	44,477
Weatherford International PLC(a)	822	100,654
		956,206

Entertainment - 0.2%
Atlanta Braves Holdings, Inc. - Class C(a)	231	9,111
Marcus Corp.	2,021	22,979
Playstudios, Inc.(a)	13,137	27,193
Playtika Holding Corp.	3,749	29,505
Roku, Inc.(a)	531	31,823
TKO Group Holdings, Inc.	550	59,394
Vivid Seats, Inc. - Class A(a)(b)	3,235	18,601
		198,606

Financial Services - 3.0%
Affirm Holdings, Inc.(a)	1,067	32,234
Alerus Financial Corp.	1,609	31,552
A-Mark Precious Metals, Inc.	2,868	92,837
Banco Latinoamericano de Comercio Exterior SA	2,010	59,637
Cass Information Systems, Inc.	866	34,701
Corebridge Financial, Inc.(b)	3,251	94,669
Enact Holdings, Inc.	1,805	55,341
Equitable Holdings, Inc.	6,371	260,319
Essent Group Ltd.	2,098	117,887
Euronet Worldwide, Inc.(a)	639	66,136
EVERTEC, Inc.	1,334	44,355
Federal Agricultural Mortgage Corp. - Class C	586	105,960
International Money Express, Inc.(a)	2,102	43,806
Jack Henry & Associates, Inc.	1,025	170,170
Jackson Financial, Inc. - Class A	2,576	191,294
Merchants Bancorp	2,008	81,404
MGIC Investment Corp.	7,781	167,681
Mr Cooper Group, Inc.(a)	2,350	190,890
NCR Atleos Corp.(a)(b)	1,734	46,853
NMI Holdings, Inc.(a)	2,749	93,576
PennyMac Financial Services, Inc.(b)	780	73,788
Radian Group, Inc.	4,194	130,433
Security National Financial Corp. - Class A(a)	2,429	19,408
Shift4 Payments, Inc. - Class A(a)(b)	608	44,597
StoneCo Ltd. - Class A(a)	2,622	31,438
Toast, Inc. - Class A(a)	3,053	78,676
UWM Holdings Corp.(b)	5,217	36,154
Velocity Financial, Inc.(a)	2,069	37,097
Voya Financial, Inc.	2,295	163,289
Walker & Dunlop, Inc.(b)	458	44,976
Waterstone Financial, Inc.	1,034	13,225
Western Union Co.	6,648	81,239
WEX, Inc.(a)	369	65,365
		2,800,987

Food Products - 0.9%
Cal-Maine Foods, Inc.	1,132	69,177
Darling International, Inc.(a)	1,901	69,862
Flowers Foods, Inc.	3,981	88,378
Fresh Del Monte Produce, Inc.	1,120	24,472
Freshpet, Inc.(a)	267	34,547
Ingredion, Inc.	813	93,251
J&J Snack Foods Corp.(b)	160	25,979
John B. Sanfilippo & Son, Inc.	383	37,216
Lancaster Colony Corp.	231	43,652
Pilgrim's Pride Corp.(a)	467	17,975
Post Holdings, Inc.(a)	749	78,016
Seaboard Corp.	8	25,286
Simply Good Foods Co.(a)(b)	929	33,565
TreeHouse Foods, Inc.(a)	488	17,880
Vital Farms, Inc.(a)	2,978	139,281
		798,537

Gas Utilities - 0.1%
Brookfield Infrastructure Corp. - Class A	822	27,669
ONE Gas, Inc.	226	14,430
UGI Corp.	1,686	38,609
		80,708

Ground Transportation - 0.8%
ArcBest Corp.	799	85,557
Covenant Logistics Group, Inc.	552	27,208
Knight-Swift Transportation Holdings, Inc.	877	43,780
Landstar System, Inc.	856	157,915
Lyft, Inc. - Class A(a)	1,868	26,339
PAM Transportation Services, Inc.(a)	2,085	36,216
RXO, Inc.(a)	1,484	38,807
Ryder System, Inc.	507	62,807
Saia, Inc.(a)(b)	238	112,881
U-Haul Holding Co.	363	21,787
XPO, Inc.(a)	870	92,350
		705,647

Health Care Equipment & Supplies - 2.1%
Alphatec Holdings, Inc.(a)	3,514	36,721
AngioDynamics, Inc.(a)	2,672	16,166
AtriCure, Inc.(a)(b)	942	21,449
Avanos Medical, Inc.(a)	1,771	35,278
Axonics, Inc.(a)(b)	216	14,522
Cerus Corp.(a)	16,980	29,885
CONMED Corp.	147	10,190
Dentsply Sirona, Inc.(b)	2,155	53,681
Embecta Corp.	3,004	37,550
Envista Holdings Corp.(a)(b)	2,291	38,099
Glaukos Corp.(a)	263	31,126
Haemonetics Corp.(a)(b)	626	51,789
Inari Medical, Inc.(a)(b)	989	47,620
Inmode Ltd.(a)	1,633	29,786
Inogen, Inc.(a)	3,347	27,211
Inspire Medical Systems, Inc.(a)	477	63,837
Integer Holdings Corp.(a)	386	44,695
Integra LifeSciences Holdings Corp.(a)	1,044	30,422
iRadimed Corp.	1,234	54,222
iRhythm Technologies, Inc.(a)	580	62,431
KORU Medical Systems, Inc.(a)	7,288	19,313
Lantheus Holdings, Inc.(a)	1,267	101,728
LeMaitre Vascular, Inc.	1,118	91,989
LivaNova PLC(a)	512	28,068
Masimo Corp.(a)	591	74,431
Merit Medical Systems, Inc.(a)	534	45,897
Nevro Corp.(a)	1,236	10,407
Novocure Ltd.(a)	1,415	24,239
Omnicell, Inc.(a)	419	11,342
OraSure Technologies, Inc.(a)	9,244	39,380
Orthofix Medical, Inc.(a)	3,139	41,623
Penumbra, Inc.(a)	474	85,306
Sanara Medtech, Inc.(a)	1,223	34,513
Semler Scientific, Inc.(a)	2,225	76,540
SI-BONE, Inc.(a)	1,859	24,037
Silk Road Medical, Inc.(a)	1,248	33,746
STAAR Surgical Co.(a)	1,258	59,893
SurModics, Inc.(a)	1,118	47,001
Tactile Systems Technology, Inc.(a)	6,214	74,195
Tandem Diabetes Care, Inc.(a)	1,260	50,765
Tela Bio, Inc.(a)	3,049	14,330
UFP Technologies, Inc.(a)(b)	264	69,662
Varex Imaging Corp.(a)	1,893	27,884
Zimvie, Inc.(a)	4,647	84,808
Zynex, Inc.(a)(b)	6,439	60,012
		1,967,789

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.(a)	160	10,806
AdaptHealth Corp.(a)	1,889	18,890
Addus HomeCare Corp.(a)	539	62,583
AirSculpt Technologies, Inc.(a)	5,884	23,536
Amedisys, Inc.(a)	846	77,663
AMN Healthcare Services, Inc.(a)(b)	1,381	70,749
Astrana Health, Inc.(a)	359	14,561
Chemed Corp.	258	139,986
CorVel Corp.(a)	356	90,520
Cross Country Healthcare, Inc.(a)(b)	5,262	72,826
DaVita, Inc.(a)	1,089	150,903
Encompass Health Corp.	804	68,975
Enhabit, Inc.(a)	2,696	24,048
Fulgent Genetics, Inc.(a)	1,263	24,780
HealthEquity, Inc.(a)	553	47,669
Henry Schein, Inc.(a)	2,802	179,608
InfuSystem Holdings, Inc.(a)	4,078	27,853
Innovage Holding Corp.(a)	4,914	24,373
Joint Corp.(a)	4,771	67,080
National HealthCare Corp.(b)	707	76,639
National Research Corp.	1,573	36,100
OPKO Health, Inc.(a)(b)	13,314	16,642
Option Care Health, Inc.(a)	2,397	66,397
Owens & Minor, Inc.(a)	4,143	55,931
Patterson Cos., Inc.	2,306	55,621
Pediatrix Medical Group, Inc.(a)	3,785	28,577
Pennant Group, Inc.(a)	1,057	24,512
PetIQ, Inc.(a)	3,193	70,438
Premier, Inc. - Class A	1,671	31,198
Progyny, Inc.(a)(b)	671	19,197
R1 RCM, Inc.(a)(b)	958	12,032
RadNet, Inc.(a)	591	34,822
Select Medical Holdings Corp.	858	30,081
Surgery Partners, Inc.(a)	926	22,030
Tenet Healthcare Corp.(a)	1,777	236,394
The Ensign Group, Inc.(b)	810	100,189
Universal Health Services, Inc. - Class B	908	167,916
Viemed Healthcare, Inc.(a)	5,109	33,464
		2,315,589

Health Care Technology - 0.1%
HealthStream, Inc.	1,338	37,330
Multiplan Corp.(a)	34,068	13,232
Phreesia, Inc.(a)	1,738	36,846
Teladoc Health, Inc.(a)	3,703	36,215
TruBridge, Inc.(a)	1,866	18,660
		142,283

Hotels, Restaurants & Leisure - 1.8%
Aramark	1,771	60,249
Biglari Holdings, Inc. - Class B(a)	327	63,235
BJ's Restaurants, Inc.(a)	731	25,366
Bloomin' Brands, Inc.	2,168	41,691
Boyd Gaming Corp.(b)	1,258	69,316
Brinker International, Inc.(a)(b)	1,010	73,114
Choice Hotels International, Inc.(b)	401	47,719
Chuy's Holdings, Inc.(a)	1,016	26,335
Dave & Buster's Entertainment, Inc.(a)	600	23,886
Everi Holdings, Inc.(a)	2,832	23,789
Golden Entertainment, Inc.	429	13,346
Hilton Grand Vacations, Inc.(a)	1,145	46,292
Hyatt Hotels Corp. - Class A(b)	579	87,962
Inspired Entertainment, Inc.(a)	3,157	28,887
International Game Technology PLC	3,100	63,426
Kura Sushi USA, Inc. - Class A(a)	192	12,113
Light & Wonder, Inc.(a)	1,433	150,293
Marriott Vacations Worldwide Corp.	455	39,731
Nathan's Famous, Inc.	498	33,754
Norwegian Cruise Line Holdings, Ltd.(a)	1,319	24,784
Papa John's International, Inc.	618	29,034
Penn Entertainment, Inc.(a)(b)	2,241	43,375
PlayAGS, Inc.(a)	3,399	39,088
RCI Hospitality Holdings, Inc.	466	20,299
Red Rock Resorts, Inc. - Class A	710	39,000
Shake Shack, Inc. - Class A(a)	265	23,850
Target Hospitality Corp.(a)	8,027	69,915
Texas Roadhouse, Inc.	563	96,673
Travel + Leisure Co.	790	35,534
United Parks & Resorts, Inc.(a)	777	42,199
Wingstop, Inc.	614	259,513
Wyndham Hotels & Resorts, Inc.	133	9,842
Wynn Resorts Ltd.	558	49,941
		1,713,551

Household Durables - 2.8%
Beazer Homes USA, Inc.(a)	675	18,549
Cavco Industries, Inc.(a)	285	98,658
Century Communities, Inc.	492	40,177
Cricut, Inc. - Class A(b)	2,995	17,940
Ethan Allen Interiors, Inc.	2,485	69,307
GoPro, Inc. - Class A(a)	6,318	8,971
Green Brick Partners, Inc.(a)	2,156	123,409
Helen of Troy, Ltd.(a)	358	33,201
Hovnanian Enterprises, Inc. - Class A(a)	629	89,268
Installed Building Products, Inc.	635	130,607
KB Home	1,178	82,672
Landsea Homes Corp.(a)	5,380	49,442
La-Z-Boy, Inc.(b)	2,098	78,213
Lovesac Co.(a)(b)	1,726	38,973
M/I Homes, Inc.(a)	840	102,598
Meritage Homes Corp.	643	104,069
Mohawk Industries, Inc.(a)	686	77,923
PulteGroup, Inc.	3,820	420,582
Purple Innovation, Inc.(a)	12,799	13,311
Skyline Champion Corp.(a)	1,396	94,579
Sonos, Inc.(a)	3,326	49,092
Taylor Morrison Home Corp.(a)	2,307	127,900
Tempur Sealy International, Inc.	3,415	161,666
Toll Brothers, Inc.	1,789	206,057
TopBuild Corp.(a)	528	203,423
Tri Pointe Homes, Inc.(a)	3,387	126,166
Worthington Enterprises, Inc.	570	26,978
		2,593,731

Household Products - 0.2%
Central Garden & Pet Co.(a)(b)	537	20,675
Central Garden & Pet Co. - Class A(a)	1,246	41,155
Energizer Holdings, Inc.	597	17,635
Spectrum Brands Holdings, Inc.	245	21,053
WD-40 Co.	438	96,202
		196,720

Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp. - Class A(b)	490	13,906
Clearway Energy, Inc. - Class A	390	8,837
Clearway Energy, Inc. - Class C	608	15,012
Vistra Corp.	4,572	393,101
		430,856

Insurance - 3.1%
Ambac Financial Group, Inc.(a)	889	11,397
American Financial Group, Inc.	1,221	150,208
AMERISAFE, Inc.	619	27,168
Assurant, Inc.	603	100,249
Assured Guaranty, Ltd.	1,300	100,295
Axis Capital Holdings Ltd.	1,392	98,345
Brighthouse Financial, Inc.(a)	733	31,768
CNO Financial Group, Inc.	2,661	73,763
Donegal Group, Inc. - Class A	2,200	28,336
Employers Holdings, Inc.	662	28,221
Enstar Group Ltd.(a)	141	43,104
Everest Group Ltd.	545	207,656
First American Financial Corp.	1,488	80,278
Genworth Financial, Inc.(a)	11,950	72,178
Globe Life, Inc.	1,336	109,926
Goosehead Insurance, Inc. - Class A(a)	269	15,451
Greenlight Capital Re Ltd. - Class A(a)	3,853	50,474
Horace Mann Educators Corp.	402	13,113
Investors Title Co.	249	44,852
Kinsale Capital Group, Inc.(b)	376	144,865
Lincoln National Corp.	2,940	91,434
MBIA, Inc.	4,760	26,132
National Western Life Group, Inc. - Class A	132	65,596
Old Republic International Corp.	5,023	155,211
Primerica, Inc.(b)	709	167,735
ProAssurance Corp.(a)	946	11,560
Reinsurance Group of America, Inc.	908	186,385
RenaissanceRe Holdings Ltd.	774	172,997
RLI Corp.(b)	780	109,738
Ryan Specialty Holdings, Inc.	1,009	58,431
Safety Insurance Group, Inc.	338	25,360
Selective Insurance Group, Inc.	885	83,040
Stewart Information Services Corp.	1,050	65,184
Tiptree, Inc.	2,443	40,285
United Fire Group, Inc.	757	16,268
Unum Group	3,551	181,492
White Mountains Insurance Group Ltd.	15	27,262
		2,915,757

Interactive Media & Services - 0.7%
Cargurus, Inc.(a)	3,229	84,600
Cars.com, Inc.(a)	5,388	106,144
DHI Group, Inc.(a)	10,815	22,603
EverQuote, Inc. - Class A(a)	5,837	121,760
IAC, Inc.(a)	405	18,974
MediaAlpha, Inc. - Class A(a)	1,795	23,640
Shutterstock, Inc.	931	36,030
TripAdvisor, Inc.(a)	2,363	42,085
TrueCar, Inc.(a)	18,058	56,521
Yelp, Inc.(a)	2,787	102,980
Ziff Davis, Inc.(a)	743	40,902
ZoomInfo Technologies, Inc.(a)	791	10,101
		666,340

IT Services - 1.1%
Amdocs Ltd.	1,967	155,236
BigCommerce Holdings, Inc.(a)	2,246	18,103
Brightcove, Inc.(a)	13,671	32,400
Couchbase, Inc.(a)	2,156	39,369
DigitalOcean Holdings, Inc.(a)(b)	409	14,213
DXC Technology Co.(a)(b)	4,873	93,026
Globant SA(a)	352	62,747
Grid Dynamics Holdings, Inc.(a)	4,974	52,277
Information Services Group, Inc.	14,346	42,177
Kyndryl Holdings, Inc.(a)	3,201	84,218
Perficient, Inc.(a)	505	37,769
Rackspace Technology, Inc.(a)	42,452	126,507
Squarespace, Inc. - Class A(a)	1,732	75,567
The Hackett Group, Inc.	4,254	92,397
Thoughtworks Holding, Inc.(a)	14,591	41,438
Unisys Corp.(a)	19,576	80,849
		1,048,293

Leisure Products - 0.8%
Acushnet Holdings Corp.(b)	1,131	71,796
Brunswick Corp.(b)	1,021	74,298
Clarus Corp.	2,541	17,101
Funko, Inc. - Class A(a)	2,813	27,455
Hasbro, Inc.	477	27,905
JAKKS Pacific, Inc.(a)	1,932	34,602
Johnson Outdoors, Inc. - Class A	509	17,805
Malibu Boats, Inc. - Class A(a)	485	16,994
Marine Products Corp.	3,358	33,916
MasterCraft Boat Holdings, Inc.(a)	2,449	46,237
Mattel, Inc.(a)	6,336	103,023
Peloton Interactive, Inc. - Class A(a)	3,458	11,688
Polaris, Inc.(b)	784	61,395
Smith & Wesson Brands, Inc.	3,269	46,878
Sturm Ruger & Co., Inc.	817	34,028
Vista Outdoor, Inc.(a)(b)	2,451	92,280
YETI Holdings, Inc.(a)	1,459	55,661
		773,062

Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. - Class A(a)	1,289	25,071
Bio-Techne Corp.	1,517	108,693
Bruker Corp.	1,583	101,011
Charles River Laboratories International, Inc.(a)	503	103,910
Codexis, Inc.(a)	13,400	41,540
Harvard Bioscience, Inc.(a)	14,450	41,183
Medpace Holdings, Inc.(a)	446	183,685
Mesa Laboratories, Inc.	384	33,320
QIAGEN NV	1,715	70,469
Repligen Corp.(a)	123	15,505
		724,387

Machinery - 3.7%
AGCO Corp.	926	90,637
Alamo Group, Inc.	225	38,925
Allison Transmission Holdings, Inc.	1,469	111,497
Astec Industries, Inc.	506	15,008
Barnes Group, Inc.(b)	840	34,784
Chart Industries, Inc.(a)(b)	260	37,528
Columbus McKinnon Corp.	998	34,471
Commercial Vehicle Group, Inc.(a)	4,221	20,683
Crane Co.	734	106,415
Donaldson Co., Inc.	1,863	133,316
Energy Recovery, Inc.(a)	2,190	29,105
Enpro, Inc.(b)	455	66,234
Esab Corp.(b)	1,068	100,851
ESCO Technologies, Inc.	272	28,571
Federal Signal Corp.	753	63,003
Flowserve Corp.(b)	1,122	53,968
Franklin Electric Co., Inc.	799	76,960
Gates Industrial Corp. PLC(a)	3,275	51,778
Graco, Inc.	1,747	138,502
Helios Technologies, Inc.	264	12,606
ITT, Inc.	640	82,675
Kadant, Inc.(b)	293	86,078
Kennametal, Inc.	1,046	24,623
Lincoln Electric Holdings, Inc.(b)	734	138,462
Lindsay Corp.	154	18,924
Manitowoc Co., Inc.(a)	2,113	24,363
Middleby Corp.(a)	514	63,022
Mueller Industries, Inc.	4,161	236,927
Mueller Water Products, Inc. - Class A	1,838	32,937
Nordson Corp.	803	186,248
Omega Flex, Inc.	577	29,589
Oshkosh Corp.	905	97,921
Pentair PLC	1,428	109,485
Proto Labs, Inc.(a)	1,071	33,083
RBC Bearings, Inc.(a)	143	38,579
REV Group, Inc.(b)	2,916	72,579
Shyft Group, Inc.	2,159	25,606
Snap-on, Inc.	955	249,627
SPX Technologies, Inc.(a)	526	74,766
Standex International Corp.	343	55,274
Tennant Co.	591	58,178
Terex Corp.(b)	1,738	95,312
Timken Co.	970	77,726
Titan International, Inc.(a)	4,666	34,575
Toro Co.(b)	1,184	110,716
Wabash National Corp.	1,575	34,398
Watts Water Technologies, Inc. - Class A	510	93,519
		3,430,034

Marine Transportation - 0.3%
Genco Shipping & Trading Ltd.	1,304	27,788
Golden Ocean Group Ltd.	1,577	21,763
Kirby Corp.(a)	747	89,438
Matson, Inc.	927	121,409
Safe Bulkers, Inc.	7,050	41,031
		301,429

Media - 1.0%
Advantage Solutions, Inc.(a)	5,242	16,879
AMC Networks, Inc. - Class A(a)(b)	954	9,216
EchoStar Corp. - Class A(a)	1,814	32,307
Entravision Communications Corp. - Class A	7,233	14,683
Gambling.com Group Ltd.(a)	2,882	23,690
Gannett Co., Inc.(a)	11,078	51,070
Gray Television, Inc.	2,271	11,809
Interpublic Group of Cos., Inc.(b)	2,589	75,314
John Wiley & Sons, Inc. - Class A	870	35,409
Liberty Media Corp.-Liberty SiriusXM(a)	1,079	23,911
New York Times Co. - Class A	2,353	120,497
News Corp. - Class A	5,686	156,763
News Corp. - Class B(b)	2,667	75,716
Nexstar Media Group, Inc.	543	90,143
Scholastic Corp.	1,467	52,034
Sinclair, Inc.	1,227	16,356
TEGNA, Inc.	3,522	49,097
Thryv Holdings, Inc.(a)	2,391	42,608
		897,502

Metals & Mining - 1.6%
Alcoa Corp.	452	17,981
Alpha Metallurgical Resources, Inc.(b)	598	167,757
Arch Resources, Inc.	377	57,391
ATI, Inc.(a)(b)	1,039	57,613
Carpenter Technology Corp.	447	48,982
Cleveland-Cliffs, Inc.(a)(b)	7,409	114,024
Commercial Metals Co.(b)	2,304	126,697
Constellium SE(a)	1,797	33,873
Metallus, Inc.(a)(b)	3,561	72,181
Olympic Steel, Inc.	2,390	107,144
Radius Recycling, Inc.	1,101	16,812
Reliance, Inc.	860	245,616
Royal Gold, Inc.	149	18,649
Ryerson Holding Corp.	4,122	80,379
SunCoke Energy, Inc.	6,980	68,404
United States Steel Corp.	3,422	129,352
Warrior Met Coal, Inc.	1,107	69,486
Worthington Steel, Inc.	570	19,015
		1,451,356

Multi-Utilities - 0.1%
Black Hills Corp.	625	33,988
NiSource, Inc.	1,998	57,562
		91,550

Oil, Gas & Consumable Fuels - 3.0%
Amplify Energy Corp.(a)	3,973	26,937
Antero Midstream Corp.(b)	2,675	39,429
Antero Resources Corp.(a)	1,267	41,342
APA Corp.(b)	4,787	140,929
Berry Corp.	3,275	21,156
California Resources Corp.	1,483	78,925
Centrus Energy Corp. - Class A(a)	585	25,009
Chesapeake Energy Corp.(b)	1,490	122,463
Chord Energy Corp.	741	124,251
Civitas Resources, Inc.(b)	872	60,168
CNX Resources Corp.(a)(b)	2,890	70,227
CONSOL Energy, Inc.	1,530	156,106
CVR Energy, Inc.(b)	1,014	27,145
Delek US Holdings, Inc.	1,258	31,148
DHT Holdings, Inc.	1,922	22,238
Dorian LPG, Ltd.	1,355	56,856
DT Midstream, Inc.	205	14,561
EQT Corp.(b)	4,299	158,977
Equitrans Midstream Corp.	3,362	43,639
Gulfport Energy Corp.(a)	337	50,887
HF Sinclair Corp.	1,984	105,827
International Seaways, Inc.	803	47,481
Magnolia Oil & Gas Corp. - Class A	2,659	67,379
Matador Resources Co.	1,389	82,784
Murphy Oil Corp.	2,140	88,254
Northern Oil & Gas, Inc.(b)	1,224	45,496
Ovintiv, Inc.	2,354	110,332
Par Pacific Holdings, Inc.(a)	1,042	26,310
PBF Energy, Inc. - Class A	2,526	116,247
Peabody Energy Corp.(b)	1,963	43,422
Permian Resources Corp.(b)	5,097	82,317
Range Resources Corp.	2,461	82,517
REX American Resources Corp.(a)	697	31,776
Ring Energy, Inc.(a)	11,401	19,268
Scorpio Tankers, Inc.	746	60,642
SilverBow Resources, Inc.(a)	589	22,282
Sitio Royalties Corp. - Class A	575	13,576
SM Energy Co.	2,178	94,155
Southwestern Energy Co.(a)(b)	19,761	132,992
Teekay Corp.(a)	8,927	80,075
Texas Pacific Land Corp.(b)	105	77,098
Uranium Energy Corp.(a)	3,217	19,334
VAALCO Energy, Inc.	6,919	43,382
World Kinect Corp.	1,111	28,664
		2,834,003

Paper & Forest Products - 0.2%
Clearwater Paper Corp.(a)	1,153	55,886
Louisiana-Pacific Corp.	955	78,625
Resolute Forest Products(a)(c)	2,770	3,934
Sylvamo Corp.	522	35,809
		174,254

Passenger Airlines - 0.1%
Alaska Air Group, Inc.(a)	570	23,028
American Airlines Group, Inc.(a)	4,413	49,999
SkyWest, Inc.(a)	750	61,553
		134,580

Personal Care Products - 0.8%
Beauty Health Co.(a)	7,847	15,066
BellRing Brands, Inc.(a)	2,756	157,478
Coty, Inc. - Class A(a)(b)	3,902	39,098
Edgewell Personal Care Co.(b)	994	39,949
elf Beauty, Inc.(a)	1,121	236,217
Herbalife Ltd.(a)	3,785	39,326
Inter Parfums, Inc.	658	76,348
Medifast, Inc.	546	11,914
Nature's Sunshine Products, Inc.(a)	4,728	71,251
Nu Skin Enterprises, Inc. - Class A	1,975	20,817
USANA Health Sciences, Inc.(a)	929	42,028
Waldencast PLC – Class A(a)	2,211	7,937
		757,429

Pharmaceuticals - 1.7%
Amneal Pharmaceuticals, Inc.(a)	23,604	149,885
Amphastar Pharmaceuticals, Inc.(a)	1,529	61,160
Amylyx Pharmaceuticals, Inc.(a)	13,684	25,999
ANI Pharmaceuticals, Inc.(a)	760	48,397
Assertio Holdings, Inc.(a)(b)	68,858	85,384
Catalent, Inc.(a)	659	37,055
Collegium Pharmaceutical, Inc.(a)(b)	4,309	138,750
Corcept Therapeutics, Inc.(a)(b)	4,377	142,209
Elanco Animal Health, Inc.(a)	8,582	123,838
Evolus, Inc.(a)	4,666	50,626
Harmony Biosciences Holdings, Inc.(a)(b)	2,539	76,602
Innoviva, Inc.(a)	6,648	109,027
Intra-Cellular Therapies, Inc.(a)	938	64,244
Jazz Pharmaceuticals PLC(a)	1,114	118,897
Ligand Pharmaceuticals, Inc.(a)	161	13,566
Optinose, Inc.(a)	25,268	26,279
Pacira BioSciences, Inc.(a)	1,911	54,674
Perrigo Co. PLC	2,601	66,794
Phibro Animal Health Corp. - Class A	1,570	26,329
Prestige Consumer Healthcare, Inc.(a)	1,754	120,763
Supernus Pharmaceuticals, Inc.(a)	2,950	78,912
		1,619,390

Professional Services - 2.8%
Alight, Inc. - Class A(a)	4,212	31,085
ASGN, Inc.(a)	965	85,084
Booz Allen Hamilton Holding Corp.	1,975	303,952
CACI International, Inc. - Class A(a)	439	188,827
CBIZ, Inc.(a)	888	65,801
Concentrix Corp.(b)	1,007	63,723
Conduent, Inc.(a)	7,299	23,795
CRA International, Inc.	352	60,621
CSG Systems International, Inc.	1,736	71,471
Forrester Research, Inc.(a)	751	12,827
Franklin Covey Co.(a)	1,236	46,968
FTI Consulting, Inc.(a)	526	113,369
Genpact, Ltd.	3,389	109,092
Huron Consulting Group, Inc.(a)	648	63,828
IBEX Holdings Ltd.(a)	3,989	64,542
ICF International, Inc.	520	77,199
Innodata, Inc.(a)	3,798	56,324
Insperity, Inc.	705	64,303
KBR, Inc.	1,478	94,799
Kelly Services, Inc. - Class A	1,821	38,988
Kforce, Inc.	1,318	81,887
Korn Ferry	850	57,069
Legalzoom.com, Inc.(a)	5,393	45,247
ManpowerGroup, Inc.	903	63,029
Maximus, Inc.	1,068	91,528
NV5 Global, Inc.(a)	500	46,485
Parsons Corp.(a)	1,112	90,973
Resources Connection, Inc.	3,696	40,804
Robert Half, Inc.	2,408	154,064
Science Applications International Corp.	578	67,944
TriNet Group, Inc.	610	61,000
TrueBlue, Inc.(a)	3,068	31,600
Upwork, Inc.(a)	3,333	35,830
Verra Mobility Corp.(a)	2,139	58,181
Willdan Group, Inc.(a)	837	24,147
		2,586,386

Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc.(a)	4,807	15,911
Compass, Inc. - Class A(a)	8,613	31,007
Cushman & Wakefield PLC(a)	4,494	46,738
Douglas Elliman, Inc.(a)	18,065	20,955
eXp World Holdings, Inc.(b)	6,875	77,584
Forestar Group, Inc.(a)	2,406	76,968
Jones Lang LaSalle, Inc.(a)	523	107,361
Marcus & Millichap, Inc.	302	9,519
Zillow Group, Inc. - Class C(a)	222	10,299
		396,342

Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems, Inc.(a)(b)	2,084	58,852
Amkor Technology, Inc.	3,891	155,718
Axcelis Technologies, Inc.(a)	930	132,237
CEVA, Inc.(a)	561	10,822
Cirrus Logic, Inc.(a)	1,392	177,703
Cohu, Inc.(a)	1,270	42,037
Credo Technology Group Holding Ltd.(a)	1,130	36,092
Diodes, Inc.(a)	339	24,384
Entegris, Inc.	823	111,434
FormFactor, Inc.(a)	1,162	70,336
Impinj, Inc.(a)	671	105,193
inTEST Corp.(a)	2,430	24,008
Lattice Semiconductor Corp.(a)	2,076	120,387
MACOM Technology Solutions Holdings, Inc.(a)	501	55,846
MaxLinear, Inc.(a)	2,638	53,129
MKS Instruments, Inc.	578	75,475
NVE Corp.	310	23,154
Onto Innovation, Inc.(a)	453	99,461
PDF Solutions, Inc.(a)	904	32,887
Photronics, Inc.(a)	3,930	96,953
Power Integrations, Inc.	603	42,325
Qorvo, Inc.(a)	726	84,245
Rambus, Inc.(a)	1,739	102,184
Silicon Laboratories, Inc.(a)	76	8,408
SMART Global Holdings, Inc.(a)	2,529	57,838
Synaptics, Inc.(a)	689	60,770
Ultra Clean Holdings, Inc.(a)	1,006	49,294
Universal Display Corp.	437	91,879
Veeco Instruments, Inc.(a)(b)	1,045	48,812
		2,051,863

Software - 6.5%
8x8, Inc.(a)	39,284	87,210
A10 Networks, Inc.	7,306	101,188
ACI Worldwide, Inc.(a)	2,080	82,347
Adeia, Inc.	6,699	74,928
Agilysys, Inc.(a)	760	79,146
Alarm.com Holdings, Inc.(a)	959	60,935
Altair Engineering, Inc. - Class A(a)	1,157	113,479
American Software, Inc. - Class A	2,127	19,419
Appfolio, Inc. - Class A(a)	601	146,987
Appian Corp. - Class A(a)	877	27,064
AppLovin Corp. - Class A(a)	4,142	344,697
Asana, Inc. - Class A(a)	1,874	26,217
Aspen Technology, Inc.(a)	298	59,192
Bentley Systems, Inc. - Class B	1,396	68,907
BILL Holdings, Inc.(a)	420	22,100
Blackbaud, Inc.(a)	909	69,239
Box, Inc. - Class A(a)	3,874	102,429
Braze, Inc. - Class A(a)	587	22,799
C3.ai, Inc. - Class A(a)(b)	1,019	29,510
CommVault Systems, Inc.(a)	1,543	187,582
Confluent, Inc. - Class A(a)	1,776	52,445
Consensus Cloud Solutions, Inc.(a)	2,983	51,248
CoreCard Corp.(a)	4,807	70,134
CS Disco, Inc.(a)	2,920	17,403
CXApp, Inc.(a)(b)	33,283	67,232
Digital Turbine, Inc.(a)	15,247	25,310
Dolby Laboratories, Inc. - Class A	1,199	94,997
Domo, Inc. - Class B(a)	3,875	29,915
DoubleVerify Holdings, Inc.(a)	1,295	25,214
Dropbox, Inc. - Class A(a)	6,270	140,887
Dynatrace, Inc.(a)	2,825	126,390
eGain Corp.(a)	11,137	70,274
Elastic NV(a)	890	101,380
Envestnet, Inc.(a)	466	29,167
Everbridge, Inc.(a)	1,234	43,178
EverCommerce, Inc.(a)	3,066	33,665
Five9, Inc.(a)	208	9,173
Freshworks, Inc. - Class A(a)	975	12,373
Gen Digital, Inc.	4,079	101,893
Gitlab, Inc. - Class A(a)	605	30,081
Guidewire Software, Inc.(a)	483	66,601
Informatica, Inc. - Class A(a)(b)	1,092	33,721
InterDigital, Inc.(b)	613	71,451
LiveRamp Holdings, Inc.(a)	2,275	70,388
Manhattan Associates, Inc.(a)	1,209	298,236
Marathon Digital Holdings, Inc.(a)(b)	1,045	20,743
MicroStrategy, Inc. - Class A(a)(b)	63	86,781
Mitek Systems, Inc.(a)	4,010	44,832
N-able, Inc.(a)	2,046	31,161
NCR Voyix Corp.(a)	5,448	67,283
Nutanix, Inc. - Class A(a)	3,423	194,598
OneSpan, Inc.(a)	2,018	25,871
PagerDuty, Inc.(a)	1,038	23,801
Pegasystems, Inc.	1,362	82,442
Procore Technologies, Inc.(a)	1,065	70,620
Progress Software Corp.	1,970	106,892
PROS Holdings, Inc.(a)(b)	695	19,912
PTC, Inc.(a)	1,342	243,801
Q2 Holdings, Inc.(a)	485	29,260
Qualys, Inc.(a)	683	97,396
Rapid7, Inc.(a)	1,025	44,311
Red Violet, Inc.(a)	1,974	50,140
Rimini Street, Inc.(a)	18,493	56,774
RingCentral, Inc. - Class A(a)	3,447	97,205
Sapiens International Corp. NV	1,100	37,323
SEMrush Holdings, Inc. - Class A(a)	4,580	61,326
SentinelOne, Inc. - Class A(a)	2,064	43,447
Smartsheet, Inc. - Class A(a)	2,281	100,546
SolarWinds Corp.	5,812	70,035
SoundThinking, Inc.(a)	1,361	16,577
Sprinklr, Inc. - Class A(a)	2,145	20,635
Sprout Social, Inc. - Class A(a)	1,168	41,674
SPS Commerce, Inc.(a)	662	124,562
Tenable Holdings, Inc.(a)	1,579	68,813
Teradata Corp.(a)	3,443	118,990
UiPath, Inc. - Class A(a)	3,373	42,770
Varonis Systems, Inc.(a)	2,078	99,682
Verint Systems, Inc.(a)	2,616	84,235
Workiva, Inc.(a)(b)	1,004	73,282
Xperi, Inc.(a)	3,228	26,502
Yext, Inc.(a)	15,627	83,604
Zeta Global Holdings Corp. - Class A(a)(b)	8,227	145,207
Zuora, Inc. - Class A(a)	3,228	32,054
		6,083,218

Specialty Retail - 5.7%
1-800-Flowers.com, Inc. - Class A(a)	5,674	54,016
Aaron's Co., Inc.	4,468	44,591
Abercrombie & Fitch Co. - Class A(a)	1,559	277,253
Academy Sports & Outdoors, Inc.	2,579	137,332
Advance Auto Parts, Inc.	576	36,478
American Eagle Outfitters, Inc.(b)	3,995	79,740
Asbury Automotive Group, Inc.(a)(b)	318	72,463
AutoNation, Inc.(a)(b)	1,029	164,002
BARK, Inc.(a)	48,197	87,237
Bath & Body Works, Inc.	3,700	144,485
Big 5 Sporting Goods Corp.	3,864	11,437
Boot Barn Holdings, Inc.(a)(b)	837	107,914
Build-A-Bear Workshop, Inc.	2,827	71,438
Caleres, Inc.(b)	4,189	140,750
Camping World Holdings, Inc. - Class A	1,919	34,273
CarParts.com, Inc.(a)	9,844	9,844
Carvana Co.(a)(b)	560	72,083
Cato Corp. - Class A(b)	4,077	22,587
Children's Place, Inc.(a)(b)	1,432	11,656
Designer Brands, Inc. - Class A	4,179	28,543
Destination XL Group, Inc.(a)	9,912	36,080
Dick's Sporting Goods, Inc.	1,401	301,005
Duluth Holdings, Inc. - Class B(a)	6,393	23,590
Envela Corp.(a)	6,121	27,483
EVgo, Inc.(a)(b)	6,307	15,452
Five Below, Inc.(a)	515	56,120
Floor & Decor Holdings, Inc. - Class A(a)(b)	1,440	143,150
Foot Locker, Inc.	1,866	46,501
GameStop Corp. - Class A(a)(b)	3,918	96,735
Gap, Inc.(b)	5,188	123,941
Genesco, Inc.(a)	1,394	36,049
Group 1 Automotive, Inc.(b)	531	157,856
Guess?, Inc.(b)	1,392	28,397
Haverty Furniture Cos., Inc.	2,397	60,620
Hibbett, Inc.	1,338	116,687
J Jill, Inc.(b)	1,492	52,175
Lands' End, Inc.(a)	3,825	51,982
Leslie's, Inc.(a)(b)	6,209	26,016
Lithia Motors, Inc.(b)	238	60,083
MarineMax, Inc.(a)	1,023	33,115
Monro, Inc.	396	9,449
Murphy USA, Inc.	563	264,306
National Vision Holdings, Inc.(a)	2,083	27,266
ODP Corp.(a)	2,017	79,208
Penske Automotive Group, Inc.(b)	842	125,475
PetMed Express, Inc.	2,777	11,247
Revolve Group, Inc.(a)	3,524	56,067
RH(a)	241	58,910
Sally Beauty Holdings, Inc.(a)	5,338	57,277
Shoe Carnival, Inc.	2,422	89,348
Signet Jewelers Ltd.	1,961	175,666
Sleep Number Corp.(a)	2,639	25,255
Sonic Automotive, Inc. - Class A	1,367	74,460
Sportsman's Warehouse Holdings, Inc.(a)	6,041	14,559
Stitch Fix, Inc. - Class A(a)	12,732	52,838
The Buckle, Inc.(b)	1,628	60,138
Tile Shop Holdings, Inc.(a)	5,677	39,342
Tilly's, Inc. - Class A(a)	4,339	26,164
Torrid Holdings, Inc.(a)(b)	9,247	69,260
Upbound Group, Inc.(b)	2,702	82,951
Urban Outfitters, Inc.(a)	2,024	83,085
Victoria's Secret & Co.(a)	1,992	35,199
Warby Parker, Inc. - Class A(a)	2,256	36,231
Wayfair, Inc. - Class A(a)(b)	1,526	80,466
Williams Sonoma, Inc.(b)	1,382	390,235
Winmark Corp.	330	116,368
Zumiez, Inc.(a)	2,120	41,298
		5,283,227

Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming, Inc.(a)	1,343	14,827
CPI Card Group, Inc.(a)	1,798	48,995
Pure Storage, Inc. - Class A(a)	5,014	321,949
Super Micro Computer, Inc.(a)(b)	582	476,862
Turtle Beach Corp.(a)	2,153	30,874
Xerox Holdings Corp.(b)	2,946	34,232
		927,739

Textiles, Apparel & Luxury Goods - 2.4%
Capri Holdings Ltd.(a)	2,615	86,504
Carter's, Inc.(b)	737	45,672
Columbia Sportswear Co.(b)	588	46,499
Crocs, Inc.(a)	1,334	194,684
Deckers Outdoor Corp.(a)	427	413,315
Figs, Inc. - Class A(a)	6,758	36,020
Fossil Group, Inc.(a)	22,655	32,623
G-III Apparel Group, Ltd.(a)	2,482	67,188
Hanesbrands, Inc.(a)(b)	5,673	27,968
Kontoor Brands, Inc.(b)	2,060	136,269
Movado Group, Inc.	1,895	47,110
Oxford Industries, Inc.(b)	970	97,146
PVH Corp.	1,411	149,383
Ralph Lauren Corp.	996	174,360
Rocky Brands, Inc.	830	30,677
Skechers USA, Inc. - Class A(a)	2,379	164,436
Steven Madden, Ltd.	1,971	83,373
Tapestry, Inc.	4,547	194,566
Under Armour, Inc. - Class A(a)(b)	6,655	44,389
Under Armour, Inc. - Class C(a)(b)	7,580	49,497
Vera Bradley, Inc.(a)	6,063	37,954
VF Corp.	3,152	42,552
Wolverine World Wide, Inc.(b)	2,333	31,542
		2,233,727

Tobacco - 0.1%
Turning Point Brands, Inc.	990	31,769
Universal Corp.(b)	217	10,457
Vector Group, Ltd.	3,407	36,012
		78,238

Trading Companies & Distributors - 2.7%
Alta Equipment Group, Inc.	2,166	17,415
Applied Industrial Technologies, Inc.	878	170,332
Beacon Roofing Supply, Inc.(a)	1,572	142,266
BlueLinx Holdings, Inc.(a)	1,417	131,908
Boise Cascade Co.	1,662	198,144
Core & Main, Inc. - Class A(a)	2,258	110,506
DNOW, Inc.(a)	6,286	86,307
DXP Enterprises, Inc.(a)	2,406	110,291
FTAI Aviation Ltd.	551	56,880
GATX Corp.(b)	143	18,927
Global Industrial Co.	2,319	72,724
GMS, Inc.(a)(b)	2,224	179,277
H&E Equipment Services, Inc.	773	34,143
Herc Holdings, Inc.	70	9,330
Hudson Technologies, Inc.(a)	9,305	81,791
Karat Packaging, Inc.	3,893	115,155
McGrath RentCorp	183	19,499
MRC Global, Inc.(a)	4,114	53,112
MSC Industrial Direct Co., Inc. - Class A	1,485	117,775
Rush Enterprises, Inc. - Class A	2,159	90,397
Rush Enterprises, Inc. - Class B	1,334	52,346
SiteOne Landscape Supply, Inc.(a)(b)	1,014	123,110
Titan Machinery, Inc.(a)	883	14,040
Transcat, Inc.(a)(b)	650	77,792
Watsco, Inc.(b)	519	240,421
WESCO International, Inc.	988	156,618
Xometry, Inc. - Class A(a)	1,003	11,595
		2,492,101

Wireless Telecommunication Services - 0.1%
Gogo, Inc.(a)	2,713	26,099
Telephone and Data Systems, Inc.	1,576	32,671
		58,770
TOTAL COMMON STOCKS (Cost $54,892,458)		86,237,769

INVESTMENT COMPANIES - 3.4%	Shares	Value
International Equity Funds - 3.4%
Vanguard Extended Market ETF	18,778	3,169,539
TOTAL INVESTMENT COMPANIES (Cost $2,700,479)		3,169,539

REAL ESTATE INVESTMENT TRUSTS - 3.3%	Shares	Value
Real Estate Investment Trusts - 3.3%
Acadia Realty Trust(b)	2,287	40,983
Agree Realty Corp.	295	18,272
American Assets Trust, Inc.	677	15,151
American Homes 4 Rent - Class A(b)	1,957	72,722
Americold Realty Trust, Inc.	1,519	38,795
Annaly Capital Management, Inc.	3,669	69,931
Apollo Commercial Real Estate Finance, Inc.	2,217	21,704
Apple Hospitality REIT, Inc.	4,194	60,981
Arbor Realty Trust, Inc.	4,100	58,835
Blackstone Mortgage Trust, Inc. - Class A(b)	1,865	32,488
Braemar Hotels & Resorts, Inc.	11,688	29,804
Brandywine Realty Trust	3,238	14,506
Brixmor Property Group, Inc.	3,226	74,488
Broadstone Net Lease, Inc.	1,219	19,346
BXP, Inc.(b)	930	57,251
Camden Property Trust	650	70,922
CBL & Associates Properties, Inc.	1,596	37,315
Chatham Lodging Trust	4,458	37,982
Chimera Investment Corp.	1,397	17,877
City Office REIT, Inc.	5,052	25,159
COPT Defense Properties	1,579	39,522
CoreCivic, Inc.(a)(b)	4,177	54,218
Cousins Properties, Inc.	2,150	49,773
DiamondRock Hospitality Co.(b)	4,239	35,820
Douglas Emmett, Inc.	1,770	23,559
Empire State Realty Trust, Inc. - Class A	5,645	52,950
EPR Properties(b)	1,398	58,688
Equity LifeStyle Properties, Inc.	390	25,401
Federal Realty Investment Trust	260	26,252
GEO Group, Inc.(a)(b)	8,431	121,069
Gladstone Commercial Corp.	1,216	17,352
Highwoods Properties, Inc.	1,400	36,778
Host Hotels & Resorts, Inc.(b)	8,419	151,374
Hudson Pacific Properties, Inc.	4,215	20,274
Independence Realty Trust, Inc.	1,665	31,202
JBG SMITH Properties	1,544	23,515
Kilroy Realty Corp.(b)	1,696	52,864
Kimco Realty Corp.	4,929	95,918
Kite Realty Group Trust	2,589	57,942
Lamar Advertising Co. - Class A	313	37,413
Macerich Co.	4,721	72,892
Medical Properties Trust, Inc.(b)	2,506	10,801
NexPoint Residential Trust, Inc.	394	15,567
NNN REIT, Inc.	650	27,690
Omega Healthcare Investors, Inc.(b)	1,106	37,881
Orion Office REIT, Inc.	5,220	18,740
Paramount Group, Inc.	7,463	34,554
Park Hotels & Resorts, Inc.(b)	2,989	44,775
Pebblebrook Hotel Trust	2,889	39,724
Phillips Edison & Co., Inc.	1,052	34,411
Piedmont Office Realty Trust, Inc. - Class A	4,997	36,228
Plymouth Industrial REIT, Inc.	462	9,878
Postal Realty Trust, Inc. - Class A	1,113	14,836
Ready Capital Corp.	2,811	22,994
Regency Centers Corp.	1,209	75,200
Retail Opportunity Investments Corp.	1,973	24,524
Rexford Industrial Realty, Inc.	361	16,097
Rithm Capital Corp.	8,954	97,688
RLJ Lodging Trust	3,098	29,834
Ryman Hospitality Properties, Inc.(b)	471	47,034
Sabra Health Care REIT, Inc.	2,930	45,122
Service Properties Trust	8,877	45,628
SITE Centers Corp.	3,318	48,111
SL Green Realty Corp.(b)	439	24,865
Starwood Property Trust, Inc.(b)	3,266	61,858
Summit Hotel Properties, Inc.	5,458	32,693
Sunstone Hotel Investors, Inc.(b)	3,469	36,286
Tanger, Inc.	1,669	45,247
Uniti Group, Inc.	3,497	10,211
Urban Edge Properties	1,406	25,969
Veris Residential, Inc.	1,260	18,900
Vornado Realty Trust(b)	2,380	62,570
Whitestone REIT	3,895	51,842
Xenia Hotels & Resorts, Inc.(b)	3,015	43,205
		3,090,251
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,493,161)		3,090,251

SHORT-TERM INVESTMENTS - 16.2%
Investments Purchased with Proceeds from Securities Lending - 15.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(e)	14,264,665	14,264,665

Money Market Funds - 0.9%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25%(e)	857,287	857,287
TOTAL SHORT-TERM INVESTMENTS (Cost $15,121,952)		15,121,952

TOTAL INVESTMENTS - 115.2% (Cost $76,208,050)		$107,619,511
Liabilities in Excess of Other Assets - (15.2)%		(14,190,061)
TOTAL NET ASSETS - 100.0%		$93,429,450

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AMBAC American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $13,930,280 which represented 14.9% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,014 or 0.0% of net assets as of June 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.